LOANS - Purchased Distressed Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Carrying Amount of Financing Receivables by Valuation Method [Line Items]
Purchased distressed loan portfolio, carrying amount	$ 361	$ 590
Purchased distressed loan portfolio, allowance	60	113
Accretable yield
Balance at beginning of period	78	22
Purchases	1	46
Disposals/payments received	(6)	(5)
Accretion	(24)	(10)
Builds (reductions) to the allowance	(36)	22
Increase to expected cash flows	23	3
FX/other	(9)	0
Balance at end of period	27	78
Carrying amount of loan receivable
Balance at beginning of period	703	537
Purchases	46	405
Disposals/payments received	(307)	(199)
Accretion	24	10
Increase to expected cash flows	0	0
FX/other	(45)	(50)
Balance at end of period	421	703
Allowance
Balance at beginning of period	113	98
Disposals/payments received	(15)	(8)
Builds (reductions) to the allowance	(27)	25
FX/other	(11)	(2)
Balance at end of period	60	113
Level Yield Method
Carrying amount of loan receivable
Balance at beginning of period	691
Purchases	46	405
Increase to expected cash flows	46	451
Balance at end of period	413	691
Cost Recovery Method
Carrying amount of loan receivable
Balance at end of period	$ 8	$ 12